DEBT AND CREDIT AGREEMENTS - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Long-Term Debt Principal Repayments
Year 1	$ 1,150
Year 2	925
Year 3	425
Year 4	750
Year 5	1,100
During 5 years	4,350
Years 6-10	3,535
Thereafter	9,610
Total	17,495
Interest Payments	$ 10,429
Weighted-Average Interest Rate	4.20%
Year 1
Long-Term Debt Principal Repayments
Interest Payments	$ 723
Weighted-Average Interest Rate	3.40%
Year 2
Long-Term Debt Principal Repayments
Interest Payments	$ 682
Weighted-Average Interest Rate	3.60%
Year 3
Long-Term Debt Principal Repayments
Interest Payments	$ 661
Weighted-Average Interest Rate	1.40%
Year 4
Long-Term Debt Principal Repayments
Interest Payments	$ 637
Weighted-Average Interest Rate	4.90%
Year 5
Long-Term Debt Principal Repayments
Interest Payments	$ 610
Weighted-Average Interest Rate	3.50%
5 Years, Total
Long-Term Debt Principal Repayments
Interest Payments	$ 3,313
Weighted-Average Interest Rate	3.50%
Years 6-10
Long-Term Debt Principal Repayments
Interest Payments	$ 2,537
Weighted-Average Interest Rate	4.40%
Thereafter
Long-Term Debt Principal Repayments
Interest Payments	$ 4,579
Weighted-Average Interest Rate	4.40%